Quarterly Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended			27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 299,113	$ 350,400		$ 374,900		$ 330,400		$ 333,220		$ 361,000		$ 373,000		$ 365,300		$ 375,300		$ 1,388,899	$ 1,474,612	$ 1,722,489
Gross margin		62,800	[1]	69,100	[1]	36,500	[1]	41,361	[1]	50,800	[1]	71,100	[1]	42,100	[1]	38,000	[1]
Cost of products sold		313,700		332,100		320,200		317,839		337,100		330,000		355,000		368,700
Selling, general, and administrative expenses	17,592	17,800		18,000		19,200		18,796		18,200		17,500		19,900		18,800		73,777	74,415	78,059
Restructuring charges	0	100	[2]	100	[2]	200	[2]	1,016	[2]	5,400	[2]	97,000	[2]	(100)	[2]	100	[2]	1,378	102,404	24,464	128,246
Other operating income	0	0	[3]	0	[3]	(700)	[3]	(3,285)	[3]	60,600	[3]	0	[3]	0	[3]	0	[3]	(3,971)	(60,594)	0
Interest expense	34,477	34,300		34,400		34,400		34,660		36,800		33,200		33,300		32,100		137,728	135,461	126,607
Other (income) loss, net	9,585	5,100		100		100		2,572		(100)		0		(22,100)		29,600		7,965	7,379	26,042
Income tax (benefit) expense	9	(600)		0		0		9		(1,300)		0		0		(100)		(562)	(1,424)	197
Net Income (Loss) Attributable to Parent	$ (90,610)	$ (20,000)		$ (9,800)		$ (43,000)		$ (38,378)		$ 25,500		$ (104,700)		$ (20,700)		$ (73,900)		$ (111,206)	$ (173,829)	$ (137,061)
Earnings (loss) per share:
Basic (usd per share)	$ (1.70)	$ (0.38)	[4]	$ (0.18)	[4]	$ (0.81)	[4]	$ (0.72)	[4]	$ 0.48	[4]	$ (1.98)	[4]	$ (0.39)	[4]	$ (1.40)	[4]	$ (2.09)	$ (3.29)	$ (2.61)
Diluted (usd per share)	$ (1.70)	$ (0.38)	[4]	$ (0.18)	[4]	$ (0.81)	[4]	$ (0.72)	[4]	$ 0.48	[4]	$ (1.98)	[4]	$ (0.39)	[4]	$ (1.40)	[4]	$ (2.09)	$ (3.29)	$ (2.61)
Weighted average shares of common stock outstanding:
Basic (in shares)	53,188	53,172	[4]	53,172	[4]	53,172	[4]	52,976	[4]	52,896	[4]	52,907	[4]	52,908	[4]	52,686	[4]	53,124	52,850	52,595
Diluted (in shares)	53,188	53,172	[4]	53,172	[4]	53,172	[4]	52,976	[4]	52,913	[4]	52,907	[4]	52,908	[4]	52,686	[4]	53,124	52,850	52,595
Closing price per share:
High		$ 0.85		$ 1.13		$ 1.29		$ 1.65		$ 1.67		$ 2.00		$ 1.80		$ 2.50
Low		$ 0.54		$ 0.62		$ 1.03		$ 0.98		$ 1.01		$ 1.17		$ 1.08		$ 0.97
Period-end		$ 0.63		$ 0.76		$ 1.15		$ 1.32		$ 1.07		$ 1.60		$ 1.18		$ 1.88

[1]	Gross margin represents net sales less cost of products sold, excluding depreciation, amortization, and depletion.
[2]	Represents costs primarily associated with the closure of the former Sartell mill in 2012
[3]	Represents gain on sale of the former Sartell mill and Fiber Farm LLC in 2013 and gain on insurance settlement resulting from the fire at the former Sartell mill in 2012.
[4]	No dividends were declared or paid in any of the periods presented.